Property, Plant and Equipment, Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	₪ 28,249		₪ 5,510
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		$ 7,537		$ 1,470
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	149		132
Laboratory equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		40		35
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	26		116
Office furniture and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		7		31
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	79		46
Computers [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		21		12
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost			763
Leasehold Improvements [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $				204
Factory Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost	27,995		4,453
Factory Leasehold [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost | $		$ 7,469		$ 1,188
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,182		6,674
Additions	23,731		4,508
Deductions	(3,134)
Ending balance	31,779		11,182
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,428		3,411
Additions	98		17
Deductions	(300)
Ending balance	3,226		3,428
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	293		293
Additions	8
Deductions	(182)
Ending balance	119		293
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	356		318
Additions	83		38
Deductions
Ending balance	439		356
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,652		2,652
Additions
Deductions	(2,652)
Ending balance			2,652
Cost [Member] | Factory Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,453
Additions	23,542		4,453
Deductions
Ending balance	27,995		4,453
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,672		5,231
Additions	260		441
Deductions	(2,402)
Ending balance	3,530		5,672
Accumulated Depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,296		3,116
Additions	57		180
Deductions	(276)
Ending balance	3,077		3,296
Accumulated Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	177		160
Additions	12		17
Deductions	(96)
Ending balance	93		177
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	310		287
Additions	50		23
Deductions
Ending balance	360		310
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,889		1,668
Additions	141		221
Deductions	(2,030)
Ending balance			1,889
Accumulated Depreciation [Member] | Factory Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Additions
Deductions
Ending balance